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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03-31-2013

Check here if Amendment [_]; Amendment Number: _____________

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Thornmark Asset Management Inc.
Address:   119 Spadina Ave. # 701
           Toronto, Ontario, Canada
           M5V 2L1

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ed Collins
Title:     Chief Compliance Officer
Phone:     416-204-6204

Signature, Place, and Date of Signing:

      /s/ Ed Collins            Toronto, Ontario             05-06-2013
--------------------------  ------------------------  ------------------------
       [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name
     --------------------           ----

     28-

     [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           44
                                         -----------

Form 13F Information Table Value Total:  $   117,122
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.         Form 13F File Number     Name
     ---         --------------------     ----

                 28-

     [Repeat as necessary.]

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
28-MAR-13                                                        MARKET                   INVESTMENT  OTHER       VOTING
NAME OF ISSUER                      TITLE OF CLASS   CUSIP   VALUE (X$1000) SHARES  SH/PN DISCRETION MANAGERS AUTHORITY SOLE
--------------                      -------------- --------- -------------- ------- ----- ---------- -------- --------------

Toronto-Dominion Bank/The                      COM 891160509      $6,346.17  76,212    SH       Sole                  76,212
Canadian Imperial Bank of Comm                 COM 136069101      $5,647.51  72,007    SH       Sole                  72,007
Bank of Nova Scotia                            COM 064149107      $5,472.14  93,910    SH       Sole                  93,910
SPDR S&P 500 ETF Trust                         COM 78462F103      $5,156.48  32,913    SH       Sole                  32,913
Mosaic Co/The                                  COM 61945C103      $4,720.28  79,186    SH       Sole                  79,186
General Electric Co                            COM 369604103      $4,703.56 203,441    SH       Sole                 203,441
Yamana Gold Inc                                COM 98462Y100      $4,643.04 302,478    SH       Sole                 302,478
Target Corp                                    COM 87612E106      $4,551.72  66,497    SH       Sole                  66,497
CSX Corp                                       COM 126408103      $4,198.36 170,457    SH       Sole                 170,457
AMCOL International Corp                       COM 02341W103      $4,097.72 135,731    SH       Sole                 135,731
Wells Fargo & Co                               COM 949746101      $4,092.87 110,648    SH       Sole                 110,648
Apple Inc                                      COM 037833100      $3,839.19   8,673    SH       Sole                   8,673
Comcast Corp                              COM CL A 20030N101      $3,745.50  89,221    SH       Sole                  89,221
CVS Caremark Corp                              COM 126650100      $3,619.17  65,815    SH       Sole                  65,815
International Business Machine                 COM 459200101      $3,530.54  16,552    SH       Sole                  16,552
3M Co                                          COM 88579Y101      $3,444.98  32,405    SH       Sole                  32,405
Microsoft Corp                                 COM 594918104      $3,437.86 120,184    SH       Sole                 120,184
Chevron Corp                                   COM 166764100      $3,420.95  28,791    SH       Sole                  28,791
Baytex Energy Corp                             COM 07317Q105      $3,334.82  79,533    SH       Sole                  79,533
Cenovus Energy Inc                             COM 15135U109      $3,303.97 106,614    SH       Sole                 106,614
Pfizer Inc                                     COM 717081103      $3,184.76 110,352    SH       Sole                 110,352
Air Products & Chemicals Inc                   COM 009158106      $2,831.49  32,501    SH       Sole                  32,501
Baxter International Inc                       COM 071813109      $2,718.12  37,419    SH       Sole                  37,419
Pembina Pipeline Corp                          COM 706327103      $2,519.82  79,741    SH       Sole                  79,741
Johnson & Johnson                              COM 478160104      $2,380.27  29,195    SH       Sole                  29,195
McDonald's Corp                                COM 580135101      $2,040.26  20,466    SH       Sole                  20,466
SPDR S&P 500 ETF Trust                         COM 78462F103      $1,504.03   9,600    SH       Sole                   9,600
Deere & Co                                     COM 244199105      $1,327.79  15,443    SH       Sole                  15,443
Caterpillar Inc                                COM 149123101      $1,315.60  15,127    SH       Sole                  15,127
Google Inc                                     COM 38259P508      $1,272.29   1,602    SH       Sole                   1,602
Suncor Energy Inc                              COM 867224107      $1,267.17  42,225    SH       Sole                  42,225
MICROS Systems Inc                             COM 594901100      $1,144.12  25,140    SH       Sole                  25,140
TELUS Corp                                     COM 87971M103      $1,126.73  32,607    SH       Sole                  32,607
Canadian Natural Resources Ltd                 COM 136385101      $1,056.37  32,878    SH       Sole                  32,878
US Bancorp                                     COM 902973304        $832.03  24,522    SH       Sole                  24,522
CGI Group Inc                         CL A SUB VTG 39945C109        $750.57  27,635    SH       Sole                  27,635
Occidental Petroleum Corp                      COM 674599105        $691.38   8,822    SH       Sole                   8,822
Teck Resources Ltd                             COM 878742204        $675.98  24,005    SH       Sole                  24,005
Hologic Inc                                    COM 436440101        $642.07  28,410    SH       Sole                  28,410
Gildan Activewear Inc                          COM 375916103        $634.29  15,893    SH       Sole                  15,893
Agilent Technologies Inc                       COM 00846U101        $569.57  13,571    SH       Sole                  13,571
FedEx Corp                                     COM 31428X106        $548.25   5,583    SH       Sole                   5,583
Manulife Financial Corp                        COM 56501R106        $474.01  32,202    SH       Sole                  32,202
Westport Innovations Inc                       COM 960908309        $308.24  10,442    SH       Sole                  10,442
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